Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Shareholders' Equity [Abstract]
Schedule of Company's stock options plans
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2017	624,437	10.47	3.55	$4,576
Granted	179,002	19.48
Exercised	(109,487)	8.13
Expired and forfeited	(14,400)	11.29

Outstanding as of December 31, 2017	679,552	13.20	3.35	$4,517

Vested and expected to vest at December 31, 2017	679,552	13.20	3.35	$4,517

Exercisable as of December 31, 2017	254,850	10.31	2.35	$2,431

Schedule of stock options under 2013 share option plan
	Options outstanding at December 31, 2017			Options exercisable at December 31, 2017
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

2.71-3.90	25,000	3.21	0.95	25,000	3.21	0.95
5.35-8.60	47,800	6.87	1.58	47,800	6.87	1.58
10.49 – 14.52	427,750	11.87	3.15	182,050	12.19	2.74
18.90-19.85	179,002	19.48	4.62	-	-	-

	679,552			254,850

Schedule of RSUs under the Company's 2013 share option plan

	Number of RSUs	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2017	193,150	2.02	$3,438
Granted	105,428
Vested	(52,724)
Cancelled	(5,800)

Outstanding as of December 31, 2017	240,054	1.74	$4,765

Vested and expected to vest as of December 31, 2017	240,054	1.74	$4,765

Summary of departmental allocation of share-based compensation charge
	Year ended December 31,
	2017(*)	2016(*)	2015(*)

Cost of revenues	$189	$118	$33
Research and development, net	473	625	529
Sales and marketing, net	499	199	380
General and administrative	1,055	1,529	467

	$2,216	$2,471	$1,409

(*)	Including $1,335, $1,331 and $342 of compensation cost related to RSUs for the year ended December 31, 2017, 2016 and 2015, respectively.